Commitments and guarantee	12 Months Ended
Dec. 31, 2022
Commitments And Guarantee
Commitments and guarantee

32.	Commitments and guarantee

a) Commitments

	December 31, 2022	December 31, 2021
Financial guarantees without registration effect	6,534	5,015
Purchase of energy	2,605	2,746
Total	9,139	7,761

Commitments arise mainly from contracts for the acquisition of fuel and power and the purchase of raw materials and services. They represent the minimum required and non-cancelable payments related to contractual obligations.

b) Guarantee

	December 31, 2022			December 31, 2021
	Guarantee	Restricted cash	Liability (i)	Guarantee	Restricted cash	Liability (i)
Associates and joint ventures	1,522	-	103	1,513	-	542
Assets retirement obligations	644	73	-	605	50	-
Loans and financing	-	-	-	82	-	-
	2,166	73	103	2,200	50	542

(i)	The fair value of these financial guarantees is recorded as “Other financial liabilities” (note 14).

Guarantees for associates and joint ventures - The Company has issued financial guarantees to certain associates and joint ventures to the extent of its direct and indirect ownership interest. In 2022, there was an improvement in the credit risk rating of the associates and as a result of the decrease in the probability of default on the guaranteed debts, resulting in a gain in the amount of US$481 (2021: US$312) (note 6).

Guarantees related to asset retirement obligations - The Company has financial guarantees provided for the asset retirement obligations of its Energy Transition Materials operations in Canada. In addition, for Indonesia, as collateral in relation to the bank guarantees issued by the bank in relation to the reclamation and mine closure guarantees Vale has bank deposits as collateral in relation to the bank guarantees issued by the bank in relation to the reclamation and mine closure guarantees.

Fixed assets given as guarantee for loans and financing - The Company had loans and financing amounting to secured by fixed assets, which were terminated on June 30, 2022. In addition, the securities issued through Vale’s wholly owned finance subsidiary Vale Overseas Limited are fully and unconditionally guaranteed by Vale and no other subsidiary of the Parent Company guarantees those securities.